Recent Accounting Pronouncements and Changes to Accounting Policies	12 Months Ended
Dec. 31, 2024
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Recent Accounting Pronouncements and Changes to Accounting Policies	Recent Accounting Pronouncements and Changes to Accounting Policies
a) Recent adoptions
The following amendments became effective on January 1, 2024 and did not have a material impact on the Company's consolidated financial statements:

•In January 2020, the IASB issued Classification of Liabilities as Current or Non-current (Amendments to IAS 1) that aimed to promote consistency by helping companies determine whether debt and other liabilities with an uncertain settlement date should be classified as current or non-current in the statement of financial position. The amendments also clarified the classification requirements for debt a company might settle by converting it into equity. In October 2022, the IASB issued Non-current Liabilities with Covenants (Amendments to IAS 1) that provided guidance on how covenants may affect an entity's right to defer settlement of a liability for at least twelve months after the reporting period, which may determine whether a liability should be presented as current or non-current.

•In September 2022, the IASB issued Lease Liability in a Sale and Leaseback (Amendments to IFRS 16). The amendments addressed the measurement requirements for sale and leaseback transactions. The amendments require a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains.

•In May 2023, the IASB issued Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7), which introduced new disclosure requirements related to an entity's use of supplier finance arrangements.

In April 2024, the IFRS Interpretations Committee (IFRIC) issued an agenda decision on Payments Contingent on Continued Employment during Handover Periods (IFRS 3). See section c) Change in accounting policy for the adoption impact.

b) Future adoptions
Listed below are the standards, amendments, and interpretations that the Company reasonably expects to be applicable at a future date and intends to adopt when they become effective. The Company is currently considering the impact of adopting these standards, amendments, and interpretations on its consolidated financial statements and cannot reasonably estimate the effect at this time.

•In August 2023, the IASB issued Lack of Exchangeability (Amendments to IAS 21), which clarifies that entities must estimate the spot exchange rate when it is determined that a currency lacks exchangeability and introduces targeted disclosure requirements. The amendments are effective for annual reporting periods beginning on or after January 1, 2025, with earlier application permitted.

•In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements, which will replace IAS 1 Presentation of Financial Statements and will be accompanied by limited amendments to IAS 7 Statement of Cash Flows. IFRS 18 will introduce a defined structure for the statement of profit or loss and add disclosures about management-defined performance measures and new principles for aggregation and disaggregation of information. The standard will be effective for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted.

•In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). The amendments clarify that financial liabilities are derecognized on the settlement date, subject to an accounting policy choice for certain financial liabilities settled through an electronic payment system; clarify the classification and measurement requirements for financial assets with Environmental, Social, and Governance linked and non-recourse features; and add certain disclosure requirements. The amendments are effective for annual reporting periods beginning on or after January 1, 2026, with earlier application permitted, applied retrospectively.

c) Change in accounting policy
IFRS 3 Business Combinations requires contingent payments (including deferred payments) to employees or selling shareholders to be treated as contingent consideration in a business combination or as separate transactions, depending on the nature of the payments. In April 2024, the IFRS Interpretations Committee (IFRIC) issued an agenda decision on Payments Contingent on Continued Employment during Handover Periods (IFRS 3). The agenda decision provided clarification on how automatic forfeiture should be applied to payments in a business combination which may be contingent on the sellers' continued employment.

Historically the Company issued notes payable as purchase consideration that were contingent on selling shareholders complying with the terms of the acquisition agreement. Effective September 30, 2024, the Company performed a reassessment of historical acquisitions based on the IFRIC clarification, and revised the accounting for certain historical notes payable from purchase consideration to compensation for post-combination services. The Company has also changed the terms used in recent acquisition agreements to clarify that adjustments to the notes payable are not contingent on continued employment but adjusted based on factors relevant to the performance of the business. The reassessment was applied as a change in accounting policy, retrospectively to all prior periods presented. The impacts on the Company’s consolidated financial statements were as follows:

Consolidated Statements of Financial Position

	December 31, 2023 (as previously stated)	Increase (Decrease)	December 31, 2023 (revised)	January 1, 2023 (as previously stated)	Increase (Decrease)	January 1, 2023 (revised)
	$	$	$	$	$	$
Non-current assets
Goodwill: Canada	359.5	(65.7)	293.8	359.5	(65.7)	293.8
United States	1,452.4	(136.4)	1,316.0	1,408.0	(139.6)	1,268.4
Global	572.1	(108.3)	463.8	578.9	(108.5)	470.4
Total Goodwill	2,384.0	(310.4)	2,073.6	2,346.4	(313.8)	2,032.6
Total assets	6,076.7	(310.4)	5,766.3	5,652.9	(313.8)	5,339.1

Current liabilities
Trade and other payables	818.5	23.9	842.4	755.7	29.1	784.8
Long-term debt	146.7	(22.7)	124.0	52.2	(29.0)	23.2
Non-current liabilities
Long-term debt	982.3	(8.1)	974.2	1,183.6	(26.5)	1,157.1
Deferred tax liabilities	24.4	2.0	26.4	28.2	6.8	35.0
Total liabilities	3,320.1	(4.9)	3,315.2	3,366.9	(19.6)	3,347.3

Total shareholders' equity	2,756.6	(305.5)	2,451.1	2,286.0	(294.2)	1,991.8
Total liabilities and equity	6,076.7	(310.4)	5,766.3	5,652.9	(313.8)	5,339.1

Consolidated Statements of Income

	2023 (as previously stated)	Increase (Decrease)	2023 (revised)
	$	$	$
Administrative and marketing expenses	1,945.8	19.5	1,965.3
Income before income taxes	427.2	(19.5)	407.7
Deferred income taxes	(45.6)	(4.8)	(50.4)
Net income	331.2	(14.7)	316.5
Earnings per share, basic and diluted	2.98	(0.13)	2.85
Consolidated Statements of Comprehensive Income

	2023 (as previously stated)	Increase (Decrease)	2023 (revised)
	$	$	$
Exchange differences on translation of foreign operations	(64.0)	3.4	(60.6)
Other comprehensive income (loss), net of tax	(50.9)	3.4	(47.5)
Total comprehensive income, net of tax	280.3	(11.3)	269.0

Consolidated Statements of Cash Flows

	2023 (as previously stated)	Increase (Decrease)	2023 (revised)
	$	$	$
Net income	331.2	(14.7)	316.5
Deferred income taxes	(45.6)	(4.8)	(50.4)
Trade and other payables and other accruals	(54.4)	(5.2)	(59.6)
Net cash flows from operating activities	544.7	(24.7)	520.0
Repayment of notes payable and other financing obligations	(52.4)	24.7	(27.7)
Net cash flows used in financing activities	(134.0)	24.7	(109.3)